Pensions and other post retirement benefits - Amounts recognized in consolidated statement of financial position (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Funding surplus/(deficit)	£ (218)	£ (263)	£ (1,933)
Liabilities	(1,785)	(1,672)	(2,536)
Assets	1,567	1,409	603
Pensions | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(24,609)	(23,747)	(25,890)
Fair value of plan assets	24,793	23,858	24,375
Funding surplus/(deficit)	184	111	(1,515)
Pensions | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(330)	(307)	(340)
UK Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets	15,507	15,330	15,489
Funding surplus/(deficit)	1,231	1,104	(156)
Liabilities	(76)	(74)	(536)
Assets	1,307	1,178	380
UK Pensions | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(14,200)	(14,152)	(15,565)
Fair value of plan assets	15,507	15,330	15,489
Funding surplus/(deficit)	1,307	1,178	(76)
UK Pensions | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(76)	(74)	(80)
Other post-employment liabilities	£ 0	£ 0	£ 0
UK Pensions | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	10.00%	10.00%	12.00%
UK Pensions | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	16.00%	18.00%	19.00%
UK Pensions | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	74.00%	72.00%	69.00%
US Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets	£ 6,646	£ 6,030	£ 6,322
Funding surplus/(deficit)	(509)	(552)	(728)
Liabilities	(769)	(783)	(951)
Assets	260	231	223
US Pensions | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(6,901)	(6,349)	(6,790)
Fair value of plan assets	6,646	6,030	6,322
Funding surplus/(deficit)	(255)	(319)	(468)
US Pensions | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(254)	(233)	(260)
Other post-employment liabilities	£ 0	£ 0	£ 0
US Pensions | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	37.00%	38.00%	38.00%
US Pensions | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	9.00%	8.00%	9.00%
US Pensions | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	54.00%	54.00%	53.00%
US other post-retirement benefits
Disclosure of defined benefit plans [line items]
Fair value of plan assets	£ 2,640	£ 2,498	£ 2,564
Funding surplus/(deficit)	(940)	(815)	(1,049)
Other post-employment liabilities	(72)	(67)	(78)
Liabilities	(940)	(815)	(1,049)
Assets	0	0	0
US other post-retirement benefits | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(3,508)	(3,246)	(3,535)
Fair value of plan assets	2,640	2,498	2,564
Funding surplus/(deficit)	(868)	(748)	(971)
US other post-retirement benefits | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	£ 0	£ 0	£ 0
US other post-retirement benefits | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	39.00%	38.00%	39.00%
US other post-retirement benefits | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	0.00%	0.00%	0.00%
US other post-retirement benefits | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	61.00%	62.00%	61.00%